Stock Options, Stock Appreciation Rights and Warrants (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	4,724,000	3,273,000
Number of Shares, Exercisable	4,724,000
Stock Options [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	4,724,000	4,728,000	4,728,000	3,275,000	2,325,000	2,285,000
Weighted Average Exercise Price	$ 1.98	$ 1.98	$ 1.98	$ 1.97	$ 1.73	$ 1.72
Weighted Average Remaining Contractual Term (in years)	7 months 24 days	1 year 4 months 28 days
Number of Shares, Exercisable	4,724,000	4,728,000	4,728,000	3,265,000
Weighted Average Exercise Price, Exercisable	$ 1.98	$ 1.98	$ 1.98	$ 1.97
Stock Options [Member] | Dollar 0.50 To Dollar 1.00 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices		0.50
Upper Range of Exercise Prices		$ 1.00
Number of Shares, Outstanding		4,000
Weighted Average Exercise Price		$ 0.85
Weighted Average Remaining Contractual Term (in years)		4 months 17 days
Number of Shares, Exercisable		4,000
Weighted Average Exercise Price, Exercisable		$ 0.85
Stock Options [Member] | Dollar 1.01 To Dollar 2.00 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	1.01	1.01
Upper Range of Exercise Prices	$ 2.00	$ 2.00
Number of Shares, Outstanding	3,624,000	3,624,000
Weighted Average Exercise Price	$ 1.80	$ 1.80
Weighted Average Remaining Contractual Term (in years)	8 months 12 days	1 year 5 months 16 days
Number of Shares, Exercisable	3,624,000	3,624,000
Weighted Average Exercise Price, Exercisable	$ 1.80	$ 1.80
Stock Options [Member] | Dollar 2.01 To Dollar 3.00 [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	2.01	2.01
Upper Range of Exercise Prices	$ 3.00	$ 3.00
Number of Shares, Outstanding	1,100,000	1,100,000
Weighted Average Exercise Price	$ 2.56	$ 2.56
Weighted Average Remaining Contractual Term (in years)	5 months 27 days	1 year 3 months 4 days
Number of Shares, Exercisable	1,100,000	1,100,000
Weighted Average Exercise Price, Exercisable	$ 2.56	$ 2.56